Debt and Other Financing Arrangements (Total Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jul. 02, 2011
Carrying value of total debt	2,668.5
Debt Bearing Fixed Interest Rate [Member]
Percentage of fixed rate debt	75.00%
Weighted average interest rate	5.90%
Average life of debt	15
Debt Bearing Floating Interest Rate [Member]
Weighted average interest rate	2.10%
Average life of debt	one